INCOME TAXES - Disclosure of Detailed Information About Effective Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Earnings (loss) before tax	$ 395,026	$ (26,454)
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) computed at statutory tax rate	$ 106,657	$ (7,143)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	7,937	(2,060)
Impact of foreign exchange on deferred income tax assets and liabilities	(67,653)	63,844
Change in unrecognized deferred income tax asset	(15,707)	12,469
7.5% mining royalty in Mexico and Nevada net proceeds tax	37,607	13,539
Other non-deductible expenses	(7,174)	9,660
Impact of inflationary adjustments	(20,324)	(14,228)
Change in tax provision estimates	(2,899)	(3,740)
Losses foregone due to expiry	10,080	0
Value of losses forgone due to tax settlement	5,061	311
Net tax accrual on disputes with tax authority	131,482	0
Withholding Taxes	1,133	205
Other	(2,149)	2,574
Income tax expense	184,051	75,431
Statements of Earnings Presentation
Current income tax expense	273,119	31,997
Deferred income tax (recovery) expense	(89,068)	43,434
Income tax expense	$ 184,051	$ 75,431
Effective tax rate	47.00%	(285.00%)